Quarterly Report
August 31, 2024
MFS®  Government Markets Income Trust
MGF-Q3

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.6%
U.S. Bonds – 94.1%
Asset-Backed & Securitized – 5.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.122%, 11/15/2054 (i)	$1,160,020	$51,972
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.953% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	323,500	320,899
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.951% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	175,500	173,494
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.851% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	374,500	372,228
AREIT 2022-CRE6 Trust, “AS”, FLR, 7.003% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	512,000	507,008
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	96,259	97,082
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.399%, 7/15/2054 (i)	1,117,732	67,325
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.719%, 2/15/2054 (i)	971,257	74,477
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.639%, 12/15/2055 (i)	1,228,637	44,106
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.368%, 2/15/2054 (i)	1,963,020	109,233
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.259%, 3/15/2054 (i)	1,165,746	57,308
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.995%, 6/15/2054 (i)	1,594,437	64,084
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.371%, 7/15/2054 (i)	1,445,333	81,472
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.378%, 8/15/2054 (i)	2,184,146	133,193
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.136%, 9/15/2054 (i)	1,875,066	86,278
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.651% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	134,040	132,464
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.931% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	253,500	246,157
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	93,547	96,138
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.753% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	345,000	319,805
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	98,396	97,051
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 6.454% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	283,194	284,762
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.979%, 12/15/2072 (i)(n)	1,406,802	49,701
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.397%, 2/15/2054 (i)	1,488,923	93,709
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.877%, 4/15/2054 (i)	991,629	35,255
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.141%, 6/15/2064 (i)	985,856	49,862
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	47,439	47,432
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	71,155	71,344
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	85,555	86,605
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	35,722	35,705
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.201% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	283,500	281,950
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 7.101% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	500,000	491,999
MF1 2021-FL5 Ltd., “AS”, FLR, 6.651% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	173,500	172,568
MF1 2021-FL5 Ltd., “B”, FLR, 6.901% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	279,500	277,064
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.973%, 12/15/2051 (i)	1,491,196	42,617
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.408%, 5/15/2054 (i)	732,829	41,900
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.314%, 6/15/2054 (i)	1,104,279	55,748
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.202%, 10/15/2054 (i)	3,339,575	165,574
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	121,000	122,348
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	50,000	50,322
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	103,238	103,715
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	89,554	89,996
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	63,000	64,210
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.592% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	123,069	122,196
Santander Drive Auto Receivables Trust, 2024-1, “A2”, 5.71%, 2/16/2027	54,240	54,257
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	210,531	211,029
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	88,728	88,813
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	110,398	111,447
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.104%, 1/15/2052 (i)(n)	849,553	27,842
		$6,461,744

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Broadcasting – 0.8%
Walt Disney Co., 3.5%, 5/13/2040	$612,000	$507,257
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	379,000	331,303
		$838,560
Cable TV – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$56,000	$55,815
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	75,788
		$131,603
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$250,000	$232,266
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$148,948
Electronics – 0.6%
Broadcom, Inc., 3.187%, 11/15/2036 (n)	$750,000	$620,569
Food & Beverages – 0.5%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	$488,000	$450,864
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	35,529
		$486,393
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$42,000	$40,600
Insurance – 0.4%
Corebridge Financial, Inc., 3.85%, 4/05/2029	$500,000	$482,719
Insurance - Health – 0.2%
Humana, Inc., 3.7%, 3/23/2029	$167,000	$161,195
Insurance - Property & Casualty – 0.1%
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$99,000	$74,656
Major Banks – 1.8%
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	$750,000	$658,772
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	750,000	656,532
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	588,000	557,909
State Street Corp., 3.152% to 3/30/2030, FLR (SOFR + 2.65%) to 3/30/2031	138,000	128,923
		$2,002,136
Medical & Health Technology & Services – 0.9%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$123,000	$111,688
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	95,777
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	614,000	594,856
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	175,000	175,508
		$977,829
Midstream – 0.1%
Targa Resources Corp., 4.95%, 4/15/2052	$109,000	$96,456
Mortgage-Backed – 41.2%
Fannie Mae, 3%, 11/01/2028 - 5/01/2051	$2,574,294	$2,426,334
Fannie Mae, 3.5%, 1/25/2030 - 6/25/2048	1,230,490	1,156,024
Fannie Mae, 6.5%, 5/01/2031 - 1/01/2037	133,079	138,834
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	188,912	174,225
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	53,400	4,320

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 3%, 2/25/2033 (i)	$83,734	$6,576
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	778,902	799,924
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	218,922	227,415
Fannie Mae, 5%, 6/01/2035 - 3/25/2042	245,532	251,496
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	1,724,502	1,676,871
Fannie Mae, 4.5%, 2/01/2041 - 11/01/2042	317,289	317,576
Fannie Mae, 2.25%, 4/25/2041	63,621	60,195
Fannie Mae, 1.75%, 9/25/2041	93,649	88,583
Fannie Mae, 2.75%, 9/25/2042	67,861	64,896
Fannie Mae, 5.713%, 2/25/2043	23,506	23,338
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	65,344	60,128
Fannie Mae, 5.763%, 12/25/2045	28,588	27,444
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 7/01/2052	3,799,950	3,293,474
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	2,009,933	1,692,067
Fannie Mae, UMBS, 1.5%, 3/01/2051	116,275	91,244
Fannie Mae, UMBS, 3%, 6/01/2051 - 6/01/2052	934,063	835,589
Fannie Mae, UMBS, 4%, 8/01/2051	93,923	90,027
Fannie Mae, UMBS, 4.5%, 9/01/2052	79,876	78,536
Fannie Mae, UMBS, 5.5%, 11/01/2052	296,238	299,021
Fannie Mae, UMBS, 6%, 12/01/2052 - 7/01/2054	652,687	667,706
Fannie Mae, UMBS, 5%, 5/01/2053	299,634	297,556
Fannie Mae, UMBS, 6.5%, 7/01/2054	124,888	128,589
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	338,742	339,735
Freddie Mac, 2.67%, 12/25/2024	771,198	765,342
Freddie Mac, 0.178%, 5/25/2025 (i)	21,790,570	13,696
Freddie Mac, 3.208%, 2/25/2026	170,404	167,340
Freddie Mac, 2.57%, 7/25/2026	750,000	726,921
Freddie Mac, 3.12%, 9/25/2026	200,000	195,424
Freddie Mac, 2.525%, 10/25/2026	97,187	93,926
Freddie Mac, 2.797%, 12/25/2026	99,793	97,566
Freddie Mac, 3.413%, 12/25/2026	300,000	294,533
Freddie Mac, 1.479%, 3/25/2027 (i)	391,000	12,000
Freddie Mac, 3.243%, 4/25/2027	390,961	381,577
Freddie Mac, 3.117%, 6/25/2027	400,000	388,942
Freddie Mac, 0.701%, 7/25/2027 (i)	8,165,641	112,629
Freddie Mac, 0.545%, 8/25/2027 (i)	6,299,812	68,805
Freddie Mac, 0.43%, 1/25/2028 (i)	11,264,611	105,847
Freddie Mac, 0.432%, 1/25/2028 (i)	4,718,129	44,939
Freddie Mac, 0.265%, 2/25/2028 (i)	13,489,621	63,261
Freddie Mac, 0.261%, 4/25/2028 (i)	8,826,557	41,860
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	1,992,235	1,852,576
Freddie Mac, 4.86%, 10/25/2028	52,609	53,712
Freddie Mac, 5.831%, 3/25/2029	263,258	264,088
Freddie Mac, 0.63%, 5/25/2029 (i)	2,266,097	45,276
Freddie Mac, 1.218%, 7/25/2029 (i)	1,249,351	55,730
Freddie Mac, 1.265%, 8/25/2029 (i)	2,526,260	119,048
Freddie Mac, 5.836%, 12/25/2029	137,500	137,092
Freddie Mac, 1.706%, 1/25/2030 (i)	253,843	17,856
Freddie Mac, 1.914%, 4/25/2030 (i)	600,527	52,176
Freddie Mac, 1.985%, 4/25/2030 (i)	1,277,474	114,380
Freddie Mac, 1.769%, 5/25/2030 (i)	612,877	50,924
Freddie Mac, 1.906%, 5/25/2030 (i)	1,389,954	123,372
Freddie Mac, 1.209%, 6/25/2030 (i)	885,971	47,044
Freddie Mac, 1.435%, 6/25/2030 (i)	559,633	37,426
Freddie Mac, 5.731%, 6/25/2030	105,029	104,671

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5.771%, 6/25/2030	$72,915	$72,669
Freddie Mac, 1.703%, 8/25/2030 (i)	633,757	51,476
Freddie Mac, 1.262%, 9/25/2030 (i)	314,905	19,079
Freddie Mac, 1.172%, 11/25/2030 (i)	789,331	45,042
Freddie Mac, 5.901%, 11/25/2030	261,301	261,300
Freddie Mac, 0.417%, 1/25/2031 (i)	2,850,048	45,840
Freddie Mac, 0.872%, 1/25/2031 (i)	873,865	37,524
Freddie Mac, 1.026%, 1/25/2031 (i)	663,744	33,476
Freddie Mac, 0.546%, 2/25/2031 (i)	734,976	17,969
Freddie Mac, 0.609%, 3/25/2031 (i)	2,263,388	60,391
Freddie Mac, 0.828%, 3/25/2031 (i)	973,113	40,267
Freddie Mac, 1.324%, 5/25/2031 (i)	399,402	27,211
Freddie Mac, 1.039%, 7/25/2031 (i)	489,989	27,123
Freddie Mac, 1.321%, 7/25/2031 (i)	984,709	69,523
Freddie Mac, 0.632%, 9/25/2031 (i)	2,619,786	82,746
Freddie Mac, 0.955%, 9/25/2031 (i)	2,591,485	127,452
Freddie Mac, 0.441%, 11/25/2031 (i)	3,899,181	85,974
Freddie Mac, 0.596%, 12/25/2031 (i)	3,898,081	118,495
Freddie Mac, 0.665%, 12/25/2031 (i)	644,718	21,917
Freddie Mac, 0.301%, 11/25/2032 (i)	3,670,222	52,204
Freddie Mac, 0.431%, 5/25/2033 (i)	700,000	15,975
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	1,991,613	1,883,572
Freddie Mac, 0.299%, 8/25/2033 (i)	2,899,969	39,667
Freddie Mac, 0.362%, 10/25/2033 (i)	2,363,261	42,814
Freddie Mac, 5.668%, 4/15/2035	7,557	7,484
Freddie Mac, 6%, 5/01/2035 - 10/01/2038	196,211	205,726
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	140,241	144,740
Freddie Mac, 5%, 2/15/2036 - 12/01/2044	616,395	630,508
Freddie Mac, 5.5%, 2/15/2036 (i)	22,048	3,711
Freddie Mac, 6.5%, 5/01/2037	21,094	21,788
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	143,507	139,611
Freddie Mac, 4.5%, 12/15/2040 (i)	3,692	347
Freddie Mac, 6.798%, 10/25/2053	47,054	47,624
Freddie Mac, 0.434%, 6/25/2055 (i)	4,502,658	102,021
Freddie Mac, 3.25%, 11/25/2061	188,969	174,673
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 9/01/2052	1,431,427	1,236,637
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	2,361,116	1,948,473
Freddie Mac, UMBS, 1.5%, 6/01/2051	430,513	337,940
Freddie Mac, UMBS, 3.5%, 8/01/2051 - 5/01/2052	119,898	111,192
Freddie Mac, UMBS, 3%, 2/01/2052 - 6/01/2052	452,905	402,470
Freddie Mac, UMBS, 4%, 5/01/2052	171,024	163,563
Freddie Mac, UMBS, 5%, 7/01/2052	363,190	362,021
Freddie Mac, UMBS, 5.5%, 4/01/2053	65,653	67,137
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	247,977	258,137
Ginnie Mae, 5.666%, 8/20/2034	55,758	56,980
Ginnie Mae, 4%, 5/16/2039 - 8/20/2052	277,819	268,150
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	56,798	8,446
Ginnie Mae, 4.5%, 9/20/2041 - 5/20/2054	1,269,596	1,249,291
Ginnie Mae, 3.5%, 10/20/2041 - 1/20/2043 (i)	191,913	27,460
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	581,056	552,289
Ginnie Mae, 2.5%, 6/20/2042 - 8/20/2052	1,277,725	1,117,205
Ginnie Mae, 2.25%, 9/20/2043	11,943	11,670
Ginnie Mae, 3%, 4/20/2045 - 6/20/2052	1,362,547	1,239,458
Ginnie Mae, 2.5%, 2/20/2051 (i)	94,735	11,818
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	373,695	314,859

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 5%, 1/20/2053 - 3/20/2053	$227,455	$227,378
Ginnie Mae, 6%, 11/20/2053 - 11/20/2055	1,066,716	1,088,599
Ginnie Mae, 7%, 12/20/2053	23,388	23,934
Ginnie Mae, 6.503%, 3/20/2064	461,150	463,672
Ginnie Mae, TBA, 2.5%, 9/15/2054	525,000	457,596
Ginnie Mae, TBA, 5%, 9/15/2054	175,000	174,682
Ginnie Mae, TBA, 5.5%, 9/15/2054	1,025,000	1,031,721
Ginnie Mae, TBA, 6%, 9/15/2054	875,000	887,920
Ginnie Mae, TBA, 6.5%, 9/15/2054	300,000	306,402
Ginnie Mae, TBA, 2%, 9/23/2054	300,000	252,722
UMBS, TBA, 6.5%, 9/17/2054 - 10/25/2054	400,000	411,806
UMBS, TBA, 2%, 9/25/2054 - 10/15/2054	2,711,626	2,220,092
UMBS, TBA, 2.5%, 9/25/2054 - 10/25/2054	350,000	298,614
UMBS, TBA, 6%, 9/25/2054	500,000	509,178
		$44,825,153
Municipals – 2.5%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$345,000	$342,815
Chicago, IL, General Obligation, Taxable, “C”, AGM, 6.207%, 1/01/2036	615,000	663,033
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	140,000	129,545
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	5,000	4,262
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 3.411%, 1/01/2043	240,000	195,835
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037	450,000	413,680
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	855	847
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	39,080
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	1,215,000	929,250
		$2,718,347
Telecommunications - Wireless – 0.5%
T-Mobile USA, Inc., 4.375%, 4/15/2040	$650,000	$585,821
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 2.21%, 2/01/2033	$51,374	$47,768
Small Business Administration, 2.22%, 3/01/2033	82,267	76,565
Small Business Administration, 3.15%, 7/01/2033	66,072	63,082
Small Business Administration, 3.62%, 9/01/2033	66,449	64,625
		$252,040
U.S. Treasury Obligations – 37.0%
U.S. Treasury Bonds, 2.25%, 2/15/2027	$1,921,000	$1,849,188
U.S. Treasury Bonds, 5.25%, 2/15/2029	48,000	51,122
U.S. Treasury Bonds, 0.625%, 5/15/2030	800,000	671,875
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	362,893
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,109,000	1,153,836
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	4,503,100	4,712,072
U.S. Treasury Bonds, 3.25%, 5/15/2042	165,000	143,769
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	384,936
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,380,816
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	3,016,830
U.S. Treasury Bonds, 2.875%, 11/15/2046	3,470,000	2,740,487
U.S. Treasury Bonds, 2.375%, 5/15/2051	449,000	311,546
U.S. Treasury Bonds, 4.625%, 5/15/2054	247,000	263,981
U.S. Treasury Notes, 4.125%, 1/31/2025	232,000	231,234
U.S. Treasury Notes, 3.875%, 4/30/2025	2,507,000	2,494,112
U.S. Treasury Notes, 4.25%, 5/31/2025	1,898,000	1,893,576

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.875%, 7/31/2025	$4,700,000	$4,635,265
U.S. Treasury Notes, 5%, 9/30/2025	3,216,000	3,237,733
U.S. Treasury Notes, 0.75%, 5/31/2026	567,700	536,765
U.S. Treasury Notes, 0.875%, 6/30/2026	678,600	641,728
U.S. Treasury Notes, 2%, 11/15/2026 (f)	6,071,000	5,831,243
U.S. Treasury Notes, 4%, 2/29/2028	3,068,000	3,090,531
U.S. Treasury Notes, 4.625%, 4/30/2031	534,000	559,407
		$40,194,945
Utilities - Electric Power – 1.0%
FirstEnergy Corp., 3.9%, 7/15/2027	$694,000	$680,785
Pacific Gas & Electric Co., 5.45%, 6/15/2027	357,000	362,443
		$1,043,228
Total U.S. Bonds		$102,375,208
Foreign Bonds – 5.5%
Australia – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$16,000	$15,932
Bermuda – 0.4%
Government of Bermuda, 5%, 7/15/2032 (n)	$400,000	$397,720
Chile – 0.9%
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	$241,000	$239,084
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033 (n)	193,000	199,755
Corporación Nacional del Cobre de Chile, 5.95%, 1/08/2034 (n)	200,000	207,888
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)	200,000	210,623
Republic of Chile, 2.55%, 1/27/2032	200,000	174,251
		$1,031,601
China – 0.4%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$501,000	$449,293
India – 0.9%
Export-Import Bank of India, 2.25%, 1/13/2031 (n)	$317,000	$271,209
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	376,000	331,185
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	370,000	374,211
		$976,605
Indonesia – 0.3%
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	$416,000	$358,867
Ireland – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$355,000	$315,551
Kuwait – 0.2%
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)	$200,000	$206,290
Latvia – 0.3%
Republic of Latvia, 5.125%, 7/30/2034 (n)	$289,000	$295,647
Malaysia – 0.3%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	$400,000	$355,118
Philippines – 0.2%
Republic of Philippines, 5.5%, 1/17/2048	$200,000	$209,425

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Poland – 0.3%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)	$264,000	$281,160
United Arab Emirates – 0.2%
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)	$200,000	$201,976
United Kingdom – 0.7%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$600,000	$601,845
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	200,000	206,972
		$808,817
Uruguay – 0.1%
Oriental Republic of Uruguay, 5.75%, 10/28/2034	$96,000	$104,139
Total Foreign Bonds		$6,008,141
Total Bonds		$108,383,349
Investment Companies (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 5.35% (v)	3,962,124	$3,963,312

Other Assets, Less Liabilities – (3.3)%		(3,563,645)
Net Assets – 100.0%		$108,783,016
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,963,312 and $108,383,349, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,292,583, representing 9.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 8/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	97,425	USD	17,101	Goldman Sachs International	9/27/2024	$140
USD	17,906	BRL	97,425	Goldman Sachs International	9/27/2024	665
						$805
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	68	$7,985,750	December - 2024	$51,139
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	120	$13,627,500	December - 2024	$(84,357)
U.S. Treasury Note 2 yr	Long	USD	77	15,981,110	December - 2024	(16,240)
U.S. Treasury Note 5 yr	Long	USD	112	12,252,625	December - 2024	(25,915)
						$(126,512)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/24/26	USD	1,600,000	centrally cleared	Daily SOFR / Annually	4.759% / Annually	$20,531	$—	$20,531
8/02/26	USD	2,850,000	centrally cleared	Daily SOFR / Annually	4.179% / Annually	1,009	—	1,009
						$21,540	$—	$21,540
At August 31, 2024, the fund had liquid securities with an aggregate value of $447,199 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$40,446,985	$—	$40,446,985
Non - U.S. Sovereign Debt	—	3,849,058	—	3,849,058
Municipal Bonds	—	2,718,347	—	2,718,347
U.S. Corporate Bonds	—	7,922,979	—	7,922,979
Residential Mortgage-Backed Securities	—	45,430,153	—	45,430,153
Commercial Mortgage-Backed Securities	—	2,730,297	—	2,730,297
Asset-Backed Securities (including CDOs)	—	3,126,447	—	3,126,447
Foreign Bonds	—	2,159,083	—	2,159,083
Mutual Funds	3,963,312	—	—	3,963,312
Total	$3,963,312	$108,383,349	$—	$112,346,661
Other Financial Instruments
Futures Contracts – Assets	$51,139	$—	$—	$51,139
Futures Contracts – Liabilities	(126,512)	—	—	(126,512)
Forward Foreign Currency Exchange Contracts – Assets	—	805	—	805
Swap Agreements – Assets	—	21,540	—	21,540
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,282,508	$32,267,670	$29,589,043	$1,216	$961	$3,963,312
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$98,811	$—